Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Summary of Significant Accounting Policies [Text Block]
4.	Summary of Significant Accounting Policies

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements.

a)	Cash and cash equivalents

Cash and cash equivalents include cash on hand with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value.

b)	Guaranteed investment certificate

Cash deposits with original maturities greater than three months, and are not redeemable before maturity, are recorded in guaranteed investment certificates.

c)	Equipment

Recognition and Measurement

On initial recognition, equipment is valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing items. The corresponding liability is recognized within provisions.

Equipment is subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses.

When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Gains and Losses

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount, and are recognized net within other income in profit or loss.

Depreciation

Depreciation and amortization rates applicable to each category of equipment on a declining basis are as follows:

Furniture and equipment	20%
Computer equipment	30%

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate.

d)	Impairment of Non-Financial Assets

Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amounts, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset’s cash-generating unit, which is the lowest group of assets in which the asset belongs for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets. The Company has one cash-generating unit for which impairment testing is assessed.

An impairment loss is charged to the profit or loss, except to the extent it reverses gains previously recognized in other comprehensive loss/income.

e)	Revenue

Revenue consists of an upfront fee received under a Collaboration and Technology Transfer Agreement. Since its inception, the Company has earned $4,120,000 in revenue and is not currently earning any revenue. The Company recognizes revenue when (i) the entity has transferred to the buyer the significant risks and rewards of ownership of the intellectual property, (ii) the entity retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the intellectual property, (iii) the amount of revenue can be measured reliably, (iv) it is probable that the economic benefits associated with the transaction will flow to the entity, and (vi) the costs incurred or to be incurred in respect of the transaction can be measured reliably. Licensing revenue, in the form of non-refundable upfront payments, is recognized at the date the Company no longer maintains substantive contractual obligations.

f)	Basic and Diluted Loss per Share

Basic loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding for the relevant period.

Diluted earnings/loss per common share is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted.

The number of shares potentially issuable at December 31, 2017 that were not included in the computation of loss per share totaled 14,148,898 (2016: 12,310,910 ; 2015: 2,349,785) consisting of 1,400,000 (2016:1,417,000; 2015: 484,000) outstanding stock options; nil (2016: nil; 2015: 170,000) contingently issuable common shares held in escrow to be released upon the occurrence of certain milestones (Note 8(f)); 12,748,898 (2016: 10,848,439 ; 2015: 1,650,314) warrants; and nil (2016: 45,471 ; 2015: 45,471) agents’ options (Note 8(i)).

g)	Income Taxes

Income tax expense is comprised of current and deferred tax. Current and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

•	the initial recognition of goodwill;
•	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and
•

investments in subsidiaries and jointly controlled entities where the Company is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered).

Deferred tax assets and liabilities are offset when the Company has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either:

•	the same taxable group company; or

•

different group entities which intend either to settle current tax assets and liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

h)	Scientific research and development credit

Scientific research and development credits are received on expenditure and are generally deducted in arriving at the carrying amount of the asset purchased. Grants relating to expenditure are recorded in other income when received.

i)	Foreign Currency Translation

The financial statements are presented in Canadian dollars, which is also the functional currency.

At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into Canadian dollars by the use of the exchange rate in effect at that date. At the year-end date, unsettled monetary assets and liabilities are translated into Canadian dollars by using the exchange rate in effect at the year-end date and the related translation differences are recognized in net income.

Non-monetary assets and liabilities that are measured at historical cost are translated into Canadian dollars by using the exchange rate in effect at the date of the initial transaction and are not subsequently restated. Non-monetary assets and liabilities that are measured at fair value or a re-valued amount are translated into Canadian dollars by using the exchange rate in effect at the date the value is determined and the related translation differences are recognized in net income or other comprehensive loss consistent with where the gain or loss on the underlying non-monetary asset or liability has been recognized.

j)	Share-based Payments

The Company adopted a stock option plan during the year ended December 31, 2010 (Note 8(c)). In addition, certain of the Company’s founders have entered into option agreements with consultants and employees of the Company.

Employees (including senior executives) of the Company receive remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is recognized, together with a corresponding increase in contributed surplus in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The income statement expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized as stock based compensation expense (Note 8(e)).

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph. All cancellations of equity- settled transaction awards are treated equally. No expense is recognized for awards that do not ultimately vest.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

Cash-settled transactions

The cost of cash-settled transactions is measured initially at fair value at the grant date using a binomial model. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is re-measured to fair value at each reporting date up to and including the settlement date, with changes in fair value recognized as employee benefits expense.

k)	Leased assets

Where substantially all of the risks and rewards incidental to ownership of a leased asset have been transferred to the Company (a "finance lease"), the asset is treated as if it had been purchased outright. The amount initially recognised as an asset is the lower of the fair value of the leased property and the present value of the minimum lease payments payable over the term of the lease. The corresponding lease commitment is shown as a liability. Lease payments are analysed between capital and interest. The interest element is charged to the consolidated statement of comprehensive income over the period of the lease and is calculated so that it represents a constant proportion of the lease liability. The capital element reduces the balance owed to the lessor.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Company (an "operating lease"), the total rentals payable under the lease are charged to the consolidated statement of comprehensive income on a straight-line basis over the lease term. The aggregate benefit of lease incentives is recognized as a reduction of the rental expense over the lease term on a straight-line basis.

l)	Financial Instruments

The Company classifies its financial instruments in the following categories: at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale and financial liabilities. The classification depends on the purpose for which the financial instruments were acquired. Management determines the classification of its financial instruments at initial recognition.

Financial assets are classified at fair value through profit or loss when they are either held for trading for the purpose of short-term profit taking, derivatives not held for hedging purposes, or when they are designated as such to avoid an accounting mismatch or to enable performance evaluation where a group of financial assets is managed by key management personnel on a fair value basis in accordance with a documented risk management or investment strategy. Such assets are subsequently measured at fair value with changes in carrying value being included in profit or loss.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are subsequently measured at amortized cost. They are included in current assets, except for maturities greater than 12 months after the end of the reporting period. These are classified as non-current assets.

Held-to-maturity investments are non-derivative financial assets that have fixed maturities and fixed or determinable payments, and it is the Company’s intention to hold these investments to maturity. They are subsequently measured at amortized cost. Held-to-maturity investments are included in non-current assets, except for those which are expected to mature within 12 months after the end of the reporting period.

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are not suitable to be classified as financial assets at fair value through profit or loss, loans and receivables or held-to-maturity investments and are subsequently measured at fair value. These are included in current assets. Unrealized gains and losses are recognized in other comprehensive income, except for impairment losses and foreign exchange gains and losses.

Non-derivative financial liabilities (excluding financial guarantees) are subsequently measured at amortized cost. Regular purchases and sales of financial assets are recognized on the trade-date – the date on which the Company commits to purchase the asset.

Financial assets are derecognized when the rights to receive cash flows from the underlying instruments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

The Company measures financial instruments such as derivative at fair value each balance sheet date.

The Company classifies its financial instruments as follows:

Cash and cash equivalents	loans and receivables
Guaranteed investment certificates	loans and receivables
Accounts payable and accrued liabilities	other financial liabilities
Warrants denominated in a foreign currency	fair value through profit and loss

Fair value measurement hierarchy

IFRS 7 requires certain disclosures which require the classification of financial assets and financial liabilities measured at fair value using a fair value hierarchy that reflects the significance of the inputs used in making the fair value measurement. The fair value hierarchy has the following levels:

(a)	quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);

(b)	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and

(c)	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

The level in the fair value hierarchy within which the financial asset or financial liability is categorised is determined on the basis of the lowest level input that is significant to the fair value measurement. Financial assets and financial liabilities are classified in their entirety into only one of the three levels.

Impairment of Financial Assets

At each reporting date, the Company assesses whether there is objective evidence that a financial asset carried at amortized cost is impaired. If such evidence exists, the impairment loss is the difference between the amortized cost of the loan or receivable and the present value of the estimated future cash flows, discounted using the instrument’s original effective interest rate. The carrying amount of the asset is reduced by this amount either directly or indirectly through the use of an allowance account. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized.

m)	Share Capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, share options and warrants not denominated in a foreign currency are classified as equity instruments. Incremental costs directly attributable to the issue of new shares, warrants, or options are shown in equity as a deduction, net of tax, from the proceeds.

The Company’s ordinary shares are classified as equity instruments.